Earnings per Share Dividends Per Common Share (Details) (USD $)	3 Months Ended											12 Months Ended
	Dec. 31, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Dividends per common share (in dollars per share)	$ 0.0425	$ 0.0425	$ 0.0425	$ 0.0425	$ 0.0425	$ 0.0425	$ 0.0425	$ 0.0425	$ 0.0425	$ 0.0425	$ 0.0425	$ 0.17	$ 0.17	$ 0.17